Digital Assets (Details) - Schedule of Reconciliation between Net Income and the Movement of Digital Assets - Digital Assets [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Reconciliation between Net Income and the Movement of Digital Assets [Line Items]
Revenue recognized from selling products and services which was settled or will be settled in digital assets (a)	$ 162,702	$ 78,319
Adjusted by the changes of operating assets and liabilities:
Accounts receivable to be settled in digital assets	1,224	40
Contract liabilities received in digital assets	1,498	21,902
Digital assets received from customers for products and services	165,424	100,261
Revenue recognized from Bitcoin self-mining operation	111,130	55,911
Cost and expenses settled or to be settled by digital assets	(112,043)	(27,927)
Adjusted by the changes of operating assets and liabilities:
Prepayments made in digital assets to suppliers	(10,731)	(14,992)
Accounts payable to be settled in digital assets	(5)	(9)
Payments made in digital assets by a related party on behalf of Company		5,218
Other receivables to be settled in digital assets	92
Other payables to be settled in digital assets	813	(427)
Purchase of Inventory	(205)
Costs and expenses paid in digital assets	(122,079)	(38,137)
Impairment of digital assets		(3,924)
Unrealized fair value loss of digital assets	(4,603)
Realized gain on sale of digital assets	22,982	7,421
Net digital assets provided by operating activities	172,854	121,532
DIGITAL ASSETS FROM INVESTING ACTIVITIES
Sales of digital assets in exchange for fiat cash	(130,643)	(111,207)
Digital assets purchased by fiat cash	14,011
Net digital assets used in investing activities	(116,632)	(111,207)
Adjustments on the opening balance for adoption of ASU 2023-08	6,436
Net increase in digital assets	62,658	10,325
Digital assets at the beginning of the periods	43,978	8,011
Digital assets at the end of the periods	$ 106,636	$ 18,336